Accrued Expenses and Other Payables (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Accrued expenses and other payables
Payables for the purchase of property, plant and equipment	$ 24,419,569		$ 24,590,217		$ 17,217,958
Accrued payroll and welfare	341,775		1,061,508		690,831
Liquidated damages			2,493,326
Other accruals and payables	2,999,855		2,142,895		296,321
Accrued expenses and other payables	$ 30,254,525	[1]	$ 30,287,946	[1]	$ 18,205,110	[2]

[1]	Note 14
[2]	Note 13